Equity - Reserves and Retained Earnings (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Equity Reserves and Retained Earnings

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
(a) Reserves
Options issued reserve	19,116,205	19,116,205
Conversion feature of convertible note reserve	41,431,774	41,431,774
Foreign currency translation reserve	1,654,783	1,096,368
Share-based payment reserve	3,331,192	3,229,693

	65,533,954	64,874,040

Movement in options issued reserve were as follows:
Opening balance and closing balance	19,116,205	19,116,205

Movements in conversion feature of convertible note reserve:
Opening balance and closing balance	41,431,774	41,431,774

Movement in foreign currency translation reserve were as follows:
Opening balance	1,096,368	(232,751)
Currency translation differences arising during the year	558,415	1,329,119

Ending balance	1,654,783	1,096,368

Movement in share-based payment reserve were as follows:
Opening balance	3,229,693	2,703,347
Employee options issued during the year	1,581,987	2,263,843
Exercise of vested performance rights	(1,480,488)	(1,737,497)

Ending balance	3,331,192	3,229,693

(b) Accumulated losses
Movement in accumulated losses were as follows:
Opening balance	(244,584,832)	(231,838,812)
Net loss for the year	(18,343,984)	(12,746,020)
Exercise of warrants	690,987	—

Balance	(262,237,829)	(244,584,832)